Consolidated Statements of Cash Flows - Blockchain Training Alliance, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net income (loss)	$ (9,797)	$ (96,977)
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Other receivable		5,013
Net cash provided by (used for) operating activities	(9,797)	(91,964)
Cash Flows From Investing Activities:
Net cash provided by (used for) investing activities
Cash Flows From Financing Activities:
Loans payable	(24,288)	29,539
Proceeds from PPP Loan	33,000
Net cash provided by (used for) financing activities	8,712	29,539
Net Increase (Decrease) In Cash	(1,084)	(62,425)
Cash At The Beginning Of The Period	2,288	64,714
Cash At The End Of The Period	$ 1,204	$ 2,288